Recurring Fair Value Measurements (Additional Information) (Detail) - USD ($)		1 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Sep. 20, 2023	Dec. 31, 2023	Jun. 30, 2026	Sep. 30, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Warrant exercise price per share			$ 0.44				$ 0.88
Term (years)				5 years 6 months
Monte Carlo Simulation [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants		$ 400,000		$ 1,900,000	$ 0
Volatility	139.00%	151.00%			110.00%	151.00%
Warrant exercise price per share	$ 5.4	$ 1.23			$ 0.000001	$ 1.23
Risk-Free Rate	4.70%				4.10%	4.00%
Term (years)	3 years				1 year 8 months 12 days	2 years 9 months 18 days
Monte Carlo Simulation [Member] | Placement Agent Warrants [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants	$ 100,000				$ 0
Volatility	139.00%	151.00%			110.00%	151.00%
Warrant exercise price per share	$ 5.4	$ 1.23			$ 0.000001	$ 1.23
Risk-Free Rate	4.70%				4.10%	4.00%
Term (years)	3 years				1 year 8 months 12 days	2 years 9 months 18 days
Monte Carlo Simulation [Member] | Maximum [Member] | Placement Agent Warrants [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants						$ 100,000
Black Scholes Models [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Volatility			68.76%
Warrant exercise price per share			$ 13.88
Risk-Free Rate			4.15%
Term (years)			2 years 9 months
Black Scholes Models [Member] | Placement Agent Warrants [Member]
Fair Value, Investments, Entities that Calculate Net Asset Value Per Share [Line Items]
Issuance of 2023 Common Warrants and Placement Agent Warrants			$ 100
Risk-Free Rate			4.14%
Term (years)			2 years 3 months